SCHEDULE H - SCHEDULE OF ASSETS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Aflac Incorporated 401(k) Savings and Profit Sharing Plan
EIN: 58-1167100 PN: 004
Form 5500, Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

Identity of Issue and Description of Investment	Shares/Units	Current Value

Mutual Funds
Fidelity Balanced Fund*	3,919,758	$125,941,839
Fidelity Total Bond Fund*	1,526,596	14,762,186
Fidelity U.S. Bond Index Fund*	615,578	6,500,502
Fidelity Stock Selector Small Cap Fund*	226,568	9,590,617
Vanguard Equity Income Fund, Admiral	445,481	41,389,654
Vanguard Federal Money Market Fund	379,129	379,129
Vanguard Inflation-Protected Securities Fund, Admiral	144,395	3,316,747
American Funds Europacific Growth Fund, R6	332,030	20,114,392
JPMorgan Large Cap Growth Fund, R6	1,150,030	99,408,562
Total Mutual Funds		321,403,628

Common/Collective Trusts
T. Rowe Price Stable Value Common Trust Fund	20,627,617	20,627,617
T. Rowe Price Retirement Blend 2005 Trust Class B	24,621	387,289
T. Rowe Price Retirement Blend 2010 Trust Class B	38,498	620,967
T. Rowe Price Retirement Blend 2015 Trust Class B	158,859	2,611,642
T. Rowe Price Retirement Blend 2020 Trust Class B	361,454	6,086,883
T. Rowe Price Retirement Blend 2025 Trust Class B	1,717,590	30,006,303
T. Rowe Price Retirement Blend 2030 Trust Class B	3,385,210	62,321,710
T. Rowe Price Retirement Blend 2035 Trust Class B	3,525,084	68,915,396
T. Rowe Price Retirement Blend 2040 Trust Class B	3,782,604	77,619,034
T. Rowe Price Retirement Blend 2045 Trust Class B	3,588,379	76,288,928
T. Rowe Price Retirement Blend 2050 Trust Class B	3,263,200	69,865,109
T. Rowe Price Retirement Blend 2055 Trust Class B	1,717,248	36,834,961
T. Rowe Price Retirement Blend 2060 Trust Class B	917,034	20,715,805
T. Rowe Price Retirement Blend 2065 Trust Class B	90,991	1,686,980
T. Rowe Price U.S. Treasury Money Market Trust	26,615,802	26,615,802
T. Rowe Price U.S. Mid-Cap Growth Equity Trust Class D	515,615	24,512,331
T. Rowe Price U.S. Mid-Cap Value Equity Trust Class D	237,293	11,226,351
Spartan 500 Index Pool Class C	401,894	130,559,373
Spartan Global ex US Index Pool Class C	64,155	11,932,866
Spartan Extended Market Index Pool Class C	67,478	12,842,384
Total Common/Collective Trusts		692,277,731

Aflac Incorporated common stock*	1,744,830	192,410,829
Participant loans*** (1,911 loans outstanding with zero cost, interest rates from 5.25% to 10.50% and maturity dates of less than one year to 10 years)*		18,862,305	**
Total		$1,224,954,493
*Indicates a party-in-interest to the Plan
**Excludes deemed distributions of $212,234
***Also referred to as notes receivable from participants